Financing Liability	3 Months Ended
Mar. 31, 2026
Financing Liability [Abstract]
FINANCING LIABILITY

8. FINANCING LIABILITY

In January 2026, the Company entered into an insurance premium financing agreement for $333,105, with a term of 10 months and an annual interest rate of 8.75%. The Company made a down payment of $66,621 and is required to make monthly principal and interest payments of $27,729 over the term of the agreement, which matures in December 2026. At March 31, 2026, related prepaid insurance of $289,616 is included in prepaid expenses and the remaining financing liability of $240,698 is reflected as financing liability on the accompanying condensed consolidated balance sheet. The Company paid $1,943 of interest expense related to this financing liability for the three months ended March 31, 2026.